Equity method investment - Equity Method Investment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2024	Aug. 29, 2024
Equity Method Investments [Roll Forward]
Opening balance			$ 300
Share options expense to employees of acquiree			100
Equity in net income (loss)	$ (1)	$ 0	4	$ 0
Closing balance	400		400
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investment	$ (1)	$ 0	$ 4	$ 0
2020 Bulkers Management AS
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%		40.00%		40.00%	40.00%